FAIR VALUE MEASUREMENTS, Assets Measured at Fair Value on Recurring Basis, FINTECH ACQUISITION CORP. II (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Cash and marketable securities held in Trust Account	$ 175,883,186	$ 0
Level 1 [Member]
Assets [Abstract]
Cash and marketable securities held in Trust Account	$ 175,883,186	$ 0